Organization, Plan of Business Operations and Liquidity (Details Textual) (USD $)	0 Months Ended	1 Months Ended	11 Months Ended	12 Months Ended	23 Months Ended
	Nov. 07, 2012	Nov. 01, 2012	Dec. 31, 2012	Dec. 31, 2013	Dec. 31, 2013
Proceeds from underwriters and public offering expenses		$ 48,187,792
Proceeds from issuance of private placement	302,500	3,377,500	3,680,000	0	3,680,000
Granted to underwriter in public offering to purchase additional units		750,000
Principal deposited in trust account	57,165,000		57,165,000	0	57,165,000
Sale of stock, price per share	$ 10.30
Percentage of acquisition transaction fair market value				80.00%
Stock Issued During Period, Shares, New Issues 2	550,000
Stock Issued During Period, Value, New Issues 2	5,500,000		5,500,000
Stock Issued During Period, Value, Private Placement 2	30,250		302,500
Initial acquisition transaction description				The Company will consummate an initial Acquisition Transaction only if holders of no more than 90% of the public shares elect to convert (in the case of a shareholder meeting) or sell their shares to the Company (in the case of a tender offer) and, solely if the Company seeks shareholder approval, a majority of the outstanding shares of common stock voted are voted in favor of the Acquisition Transaction.
Stock issued per share 2	$ 10.00
Founders [Member]
Proceeds from issuance of private placement		$ 3,377,500
Stock Issued During Period, Shares Private Placement 1		337,750